SCHEDULE OF CAPITALIZED COSTS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Mineral interests	$ 15,084,658	$ 15,084,658	$ 15,084,658
Wells, equipment and facilities	13,907,363	13,655,822	8,743,485
Total proved properties	28,992,021	28,740,480	23,828,143
Mineral interests	1,155,439	1,151,804	1,151,804
Uncompleted wells, equipment and facilities
Total unproved properties	1,155,439	1,151,804	1,151,804
Less accumulated depletion and impairment	(21,880,397)	(21,270,660)	(20,223,663)
Net Capitalized Costs	$ 8,267,063	$ 8,621,624	$ 4,756,284